Note 1 - Basis of Presentation and Description of Business (Details Textual) - $ / shares	Jun. 30, 2022	Sep. 30, 2021	Sep. 30, 2020
Common Stock, Par or Stated Value Per Share (in dollars per share)	$ 0.001	$ 0.001	$ 0.001